RELATED PARTY TRANSACTIONS (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-Executive Chairman [Member]
Disclosure of transactions between related parties [line items]
Consulting fees	$ 20,800
Key management personnel and other related parties [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	$ 28	$ 36